1:

<SEQUENCE>1
<FILENAME>a200812_13f-hr.text
5:

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: December 31 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  595 Madison Avenue
          19th Floor
          New York, NY 10022

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        01/16/2009
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total: $379,804
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

Force Capital Management, LLC
Form 13F Information Table
December 31 2008

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

CITADEL BROADCASTING CORP   COM		17285T106         158    985,800   SH		SOLE	NONE   985,800  0
CITIGROUP INC               COM         172967101       3,959    590,000   SH           SOLE	NONE   590,000  0
COPART INC                  COM         217204106       4,828    177,550   SH           SOLE	NONE   177,550  0
CROWN CASTLE INTL CORP      COM         228227104       4,905    278,984   SH           SOLE	NONE   278,984  0
EAGLE MATERIALS INC	    COM		26969P108       3,595    195,300   SH		SOLE	NONE   195,300	0
GENERAL GROWTH PROP INC	    COM		370021107       1,252    970,500   SH		SOLE	NONE   970,500  0
J B HUNT TRANS SVCS INC     COM		445658107       3,914	 149,000   SH		SOLE	NONE   149,000	0
LAMAR ADVERTISING CO	    COM	CL A	512815101       1,127     89,760   SH		SOLE	NONE    89,760  0
MASTERCARD INC 		    COM CL A	57636Q104       3,645	  25,500   SH		SOLE	NONE    25,500	0
MBIA INC       		    COM		55262C100         873    214,500   SH		SOLE	NONE   214,500  0
NYSE EURONEXT INC     	    COM         629491101       1,848     67,500   SH           SOLE	NONE    67,500  0
SEARS HOLDINGS CORPORATION  COM         812350106       3,012     77,500   SH           SOLE	NONE    77,500  0
SPORTS PROPERTIES ACQ CORP  WRNT        84920F115	   45    447,051   SH		SOLE	NONE   447,051  0
STARWOOD HOTELS & RESORTS   COM         85590A401       1,620     90,500   SH           SOLE	NONE    90,500  0
TCF FINANCIAL CORP MINN     COM         872275102         546     40,000   SH           SOLE	NONE    40,000  0
TIFFANY & CO		    COM		886547108       1,165     49,300   SH		SOLE	NONE    49,300  0
UNION PACIFIC CORP	    COM		907818108       3,985     83,374   SH		SOLE	NONE    83,374  0
UNITED CAPITAL CORP	    COM		909912107       4,074	 224,576   SH		SOLE	NONE   224,576	0
WELLS FARGO & CO	    COM		949746101       4,054    137,500   SH     	SOLE    NONE   137,500  0
WYNDHAM WORLDWIDE CORP	    COM		98310W108       1,670    255,000   SH     	SOLE    NONE   255,000  0


Options


CITIGROUP INC               COM         172967101       3,691    550,000   SH	CALL	SOLE	NONE   550,000  0
LAMAR ADVERTISING CO	    COM	CL A	512815101      16,896  1,345,200   SH	CALL	SOLE	NONE 1,345,200  0
MARTIN MARIETTA MATERIALS   COM		573284106      20,474    210,900   SH	CALL	SOLE	NONE   210,900  0
NATIONAL CITY CORP          COM		635405103         849    449,100   SH	CALL	SOLE	NONE   449,100  0
SEARS HOLDINGS CORPORATION  CoM         812350106     261,868  6,737,000   SH   CALL    SOLE    NONE 6,737,000  0
UNION PACIFIC CORP	    COM		907818108       8,843	 185,000   SH	CALL	SOLE	NONE   185,000  0
PROSHARES ULTRA FINANCIALS  ETF		74347R743         905	 150,000   SH	CALL	SOLE	NONE   150,000	0
VULCAN MATERIALS CO	    COM		929160109      16,003	 230,000   SH	CALL	SOLE	NONE   230,000	0





 05120.0001 #200812